Financial Instruments and Risk Management (Details 3) (Fair Value Measurements Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial assets (liabilities) measured at fair value on a recurring basis
Total	$ 356	$ 1,223
Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	100	350
Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	81	213
Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	5	10
Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	27
Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	93	118
U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	107	200
Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		72
Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		161
Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	9	11
Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	7	8
Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(67)	69
Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(6)	11
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	424	1,061
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	100	350
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	81	213
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	27
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	93	118
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	107	200
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		161
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	9	11
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	7	8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Significant Other Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	(68)	80
Significant Other Observable Inputs (Level 2) [Member] | Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	5	0
Significant Other Observable Inputs (Level 2) [Member] | Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0
Significant Other Observable Inputs (Level 2) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Other Observable Inputs (Level 2) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Other Observable Inputs (Level 2) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Other Observable Inputs (Level 2) [Member] | Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(67)	69
Significant Other Observable Inputs (Level 2) [Member] | Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	(6)	11
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Total	0	82
Significant Unobservable Inputs (Level 3) [Member] | Debt securities issued by the U.S. Treasury [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Debt securities issued by foreign governments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Euro-denominated Senior debt Floating Rate Notes issued by Lehman Brothers [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	10
Significant Unobservable Inputs (Level 3) [Member] | Euro denominated fixed rate debt securities issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0
Significant Unobservable Inputs (Level 3) [Member] | Euro denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | U.S.-denominated Senior debt Floating Rate Notes issued by other financial institutions [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Auction Rate Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		72
Significant Unobservable Inputs (Level 3) [Member] | Micron shares classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments		0
Significant Unobservable Inputs (Level 3) [Member] | Other equity securities classified as available-for-sale [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on a recurring basis, investments	0	0
Significant Unobservable Inputs (Level 3) [Member] | Derivative instruments designated as cash flow hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	0	0
Significant Unobservable Inputs (Level 3) [Member] | Derivative instruments not designated as a hedge [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Financial assets (liabilities) measured at fair value on recurring basis, derivatives	$ 0	$ 0